Related Party Transactions (Details) - Schedule of key management personnel - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 464,931	$ 660,242
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	88,179	88,583
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	91,899	91,340
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	54,518	56,880
Short-term employee benefits paid or accrued to the Chief Technology Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	77,686	77,048
Short-term employee benefits paid or accrued to a Director of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	74,786	73,418
Short-term employee benefits paid or accrued to the Chief People Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	54,036	50,838
Short-term employee benefits paid or accrued to the Chief Innovation Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total		43,750
Short-term employee benefits paid or accrued to other directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants. [Member]
Related Party Transactions (Details) - Schedule of key management personnel [Line Items]
Total	$ 23,826	$ 178,387